Joint Ventures	9 Months Ended
Mar. 31, 2024
Joint Ventures
Joint Ventures

Note 3 - Joint Ventures

Box Harmony, LLC

On January 13, 2022, the Company entered into a joint venture agreement (the “Joint Venture Agreement”) with Titanium Plus Autoparts, Inc., a California corporation (“TPA”), Tony Chiu (“Chiu”) and Bin Xiao (“Xiao”). Pursuant to the terms of the Joint Venture Agreement, the parties formed a Nevada limited liability company, Box Harmony, LLC (“Box Harmony”), for the principal purpose of providing logistic services primarily for foreign-based manufacturers or distributors who desire to sell their products online in the United States, with such logistic services to include, without limitation, receiving, storing and transporting such products.

Following entry into the Joint Venture Agreement, Box Harmony issued a total of 6,000 certificated units of membership interest, designated as Class A voting units (“Equity Units”), as follows: (i) the Company agreed to contribute $50,000 in cash in exchange for 2,400 Equity Units in Box Harmony and agreed to provide Box Harmony with the use and access to certain warehouse facilities leased by the Company (see below), and (ii) TPA received 1,200 Equity Units in exchange for (a) $1,200 and contributing the TPA IP License referred to below, (b) its existing and future customer contracts, and (c) granting Box Harmony the use of shipping accounts (FedEx and UPS) and all other TPA carrier contracts, and (iii) Xiao received 2,400 Equity Units in exchange for $2,400 and his agreement to manage the day to day operations of Box Harmony.

Under the terms of the Box Harmony limited liability operating agreement (the “LLC Agreement”), TPA and Xiao each granted to the Company an unconditional and irrevocable right and option to purchase from Xiao and TPA at any time within the first 18 months following January 13, 2022, up to 1,200 Class A voting units, at an exercise price of $550 per Class A voting unit, for a total exercise price of up to $660,000. If such option is fully exercised, the Company would own 3,600 Equity Units or 60% of the total outstanding Equity Units. As of the date of this report, the Company had not exercised the option to purchase additional voting units from Xiao and TPA. The LLC Agreement prohibits the issuance of additional Equity Units and certain other actions unless approved in advance by the Company, that a noncontrolling right that would not be substantive to overcome the majority voting interests held by TPA and Xiao. In January 2023, TPA and Xiao transferred their 60% equity units to a third party without consideration as the LLC was still in development stage and did not have significant operations. The transfer of equity did not have any impact on the LLC’s financial statements.

As a result, the Company owns 40% of the equity interest in Box Harmony with significant influence but does not own a majority equity interest or otherwise control of Box Harmony. The Company accounts for its ownership interest in Box Harmony following the equity method of accounting, in accordance with ASC 323, Investments —Equity Method and Joint Ventures. Under this method, the carrying cost is initially recorded at cost and then increased or decreased by recording its percentage of gain or loss in its statement of operations and a corresponding charge or credit to the carrying value of the asset.

Global Social Media, LLC

On February 10, 2022, the Company entered into a joint venture agreement with Bro Angel, LLC, Ji Shin and Bing Luo (the “GSM Joint Venture Agreement”). Pursuant to the terms of the GSM Joint Venture Agreement, the parties formed a Nevada limited liability company, Global Social Media, LLC (“GSM”), for the principal purpose of providing a social media platform, contents and services to assist businesses, including the Company and other businesses, in marketing their products.

Following entry into the GSM Joint Venture Agreement, GSM issued 10,000 certificated units of membership interest (the “GSM Equity Units”), of which the Company was issued 6,000 GSM Equity Units and Bro Angel was issued 4,000 GSM Equity Units. Messrs. Shin and Luo are the owners of 100% of the equity of Bro Angel. The LLC Agreement prohibits the issuance of additional Equity Units and certain other actions unless approved in advance by Bro Angel, creating a noncontrolling right that would not be substantive to overcome the majority voting interests held by the Company.

As of the date of this report, the members had not completed the capital contributions and no receivables were recorded.

Pursuant to the terms of the Agreements, the Company owns 60% of the equity interest in GSM and control of GSM’s operations. Based on ASU 2015-02, the Company consolidates GSM into its financial statements due to its majority equity ownership and control over operations. For the three and nine months ended March 31, 2024 and 2023, the impact of GSM’s activities were immaterial to the Company’s unaudited condensed consolidated financial statements.